Income Taxes (FY) (Details) - USD ($)	2 Months Ended	9 Months Ended	12 Months Ended
	Feb. 28, 2018	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Sep. 30, 2017
Effective Federal Income Tax Rate Reconciliation [Abstract]
Federal statutory rate		21.00%		34.00%	34.00%	34.00%
State taxes				1.10%	1.20%	2.90%
Change in Statutory Rate				(25.60%)	(0.00%)	(0.00%)
Permanent differences				(11.00%)	(10.60%)	(5.80%)
Research and development				21.20%	16.00%	14.30%
State taxes/ sale of NOL				4.80%	4.50%	3.80%
Valuation allowance				(19.70%)	(40.60%)	(45.80%)
Other				0.00%	0.00%	0.40%
Effective tax rate				4.80%	4.50%	3.80%
Deferred Tax Assets [Abstract]
Federal net operating losses				$ 21,312,121	$ 23,644,647
State net operating losses				2,268,249	1,554,730
Stock options				1,608,750	1,419,494
Amortization				612,878	69,529
Accrued expense				7,027	2,731
Other				30,999	18,042
Total gross deferred tax assets				50,285,007	39,772,295
Less valuation allowance				(50,285,007)	(39,772,295)
Net deferred tax assets				0	0
Tax Cuts and Jobs Act [Abstract]
Reduction in deferred tax assets		$ 13,600,000
Income Tax Uncertainties [Abstract]
Uncertain tax positions				0
Income Tax Uncertainties [Abstract]
Unrecognized tax benefits		0
Accrued interest and penalties		$ 0					$ 0
Federal [Member]
Tax Carryforwards [Abstract]
Net operating loss carryforwards				$ 101,500,000
Income Tax Uncertainties [Abstract]
Tax year under examination				2015
Unrecognized tax benefits				$ 0
Accrued interest and penalties				$ 0
Federal [Member] | Minimum [Member]
Tax Carryforwards [Abstract]
Expiration date of net operating loss carryforwards		Dec. 31, 2029		Dec. 31, 2029
Federal [Member] | Maximum [Member]
Tax Carryforwards [Abstract]
Expiration date of net operating loss carryforwards		Dec. 31, 2037		Dec. 31, 2037
New Jersey [Member]
Tax Carryforwards [Abstract]
Net operating loss carryforwards				$ 31,900,000
NOL's sold				26,097,607	19,196,765
Proceeds from sale of NOL's and R&D tax credits				$ 2,586,057	1,845,986
New Jersey [Member] | Minimum [Member]
Tax Carryforwards [Abstract]
Expiration date of net operating loss carryforwards		Dec. 31, 2030		Dec. 31, 2030
New Jersey [Member] | Maximum [Member]
Tax Carryforwards [Abstract]
Expiration date of net operating loss carryforwards		Dec. 31, 2037		Dec. 31, 2037
Federal [Member]
Deferred Tax Assets [Abstract]
Tax credits				$ 24,060,243	12,709,438
State [Member]
Deferred Tax Assets [Abstract]
Tax credits				384,740	353,684
Research and Development Credit [Member] | Federal [Member]
Tax Carryforwards [Abstract]
Tax credit carryforwards				1,900,000
Research and Development Credit [Member] | New Jersey [Member]
Tax Carryforwards [Abstract]
Tax credit carryforwards				400,000
Tax credit carryforwards sold				424,466	$ 257,222
Orphan Drug Credit [Member] | Federal [Member]
Tax Carryforwards [Abstract]
Tax credit carryforwards				$ 22,100,000
Plan [Member]
Effective Federal Income Tax Rate Reconciliation [Abstract]
Federal statutory rate			21.00%
Forecast [Member]
Tax Cuts and Jobs Act [Abstract]
Reduction in deferred tax assets	$ 13,600,000